COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of commitments and contingencies [Abstract]
Schedule of Future Minimum Operating Lease Commitments with Non-Cancellable
Future minimum non-cancelable operating lease commitments in accordance with IAS 17 as at December 31, 2018 were as follows:

Year ended
2018
Operating leases
US$’000
2019	3,083
2020	2,783
2021	2,512
2022	2,255
2023	2,010
Later years	14,699

Total lease obligations	27,342